Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Income Tax Recognized in Income or Loss

Income tax recognized in income or loss:

	2020	2019
Current tax expense
Current year	103,080	66,905
Adjustment for prior years	1,092	(2,204)
	104,172	64,701
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(7,536)	8,345
Variation in tax rate	70	(2,370)
Adjustment for prior years	(9,724)	5,860
	(17,190)	11,835
Income tax expense	86,982	76,536

Summary of Income Tax Recognized in Other Comprehensive Income

Income tax recognized in other comprehensive income:

	2020			2019
		Tax			Tax
	Before	(benefit)	Net of	Before	(benefit)	Net of
	tax	expense	tax	Tax	expense	tax
Foreign currency translation differences	21,182	-	21,182	17,476	-	17,476
Defined benefit plan remeasurement gains (losses)	(2,204)	(581)	(1,623)	(1,649)	(421)	(1,228)
Employee benefit	(14)	(4)	(10)	45	14	32
Gain (loss) on net investment hedge	(2,317)	(307)	(2,010)	14,031	1,873	12,158
Loss on cash flow hedge	(488)	(1)	(487)	(10,007)	(2,613)	(7,394)
Change in fair value of investment in equity securities	-	-	-	5,039	679	4,360
Reclassification to retained earnings of accumulated unrealized loss on investment in equity securities	-	-	-	(3,936)	(546)	(3,390)
	16,159	(893)	17,052	20,999	(1,014)	22,014

Summary of Reconciliation of Effective Tax Rate

Reconciliation of effective tax rate:

		2020		2019
Income before income tax		362,657		320,761
Income tax using the Company’s statutory tax rate	26.5%	96,104	26.6%	85,322

Increase (decrease) resulting from:
Rate differential between jurisdictions	-1.2%	(4,452)	-3.0%	(9,623)
Variation in tax rate	0.0%	70	-0.7%	(2,370)
Non deductible expenses	2.4%	8,704	1.1%	3,528
Tax deductions and tax exempt income	-2.8%	(10,176)	-2.2%	(7,057)
Adjustment for prior years	-2.4%	(8,632)	1.1%	3,528
Multi-jurisdiction tax	0.3%	913	1.0%	3,208
Treasury Regulations, interpretive guidance
clarifying the U.S. Tax Reform Bill	1.2%	4,451	0.0%	-
	24.0%	86,982	23.9%	76,536